EQUIPMENT	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
EQUIPMENT

NOTE 3 EQUIPMENT

At December 31, 2021 and 2020, property and equipment, net, is as follows:

	December 31, 2021	December 31, 2020
Automobile	$41,805	$41,805
Laboratory Equipment	118,890	96,536
Office Equipment	7,260	7,260
Leasehold Improvements	82,739	85,389
Less: Accumulated Depreciation	(139,751)	(141,743)
Total Property and Equipment, net	$110,943	$89,247

Depreciation expense for the years ended December 31, 2021 and 2020, was $26,137 and $28,074, respectively.

During the years ended December 31, 2021 and 2020, the Company recorded a loss on disposal of fixed assets of $49,321 and $0, respectively.